Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	[1]	£ 25,610	£ 25,867	£ 27,283
Raw materials and consumables used		(4,465)	(4,565)	(4,545)
Changes in inventories of finished goods and work in progress		239	129	(96)
Employee benefit costs		(3,125)	(2,831)	(2,664)
Depreciation, amortisation and impairment costs		(2,547)	(3,101)	(28,614)
Other operating income		192	340	432
Loss on reclassification from amortised cost to fair value		(12)	(10)	(9)
Other operating expenses		(5,895)	(13,093)	(7,538)
Profit/(loss) from operations		9,997	2,736	(15,751)
Net finance costs		(1,819)	(1,098)	(1,895)
Share of post-tax results of associates and joint ventures		1,681	1,900	585
Profit/(loss) before taxation		9,859	3,538	(17,061)
Taxation on ordinary activities		(2,094)	(357)	2,872
Profit/(loss) for the year		7,765	3,181	(14,189)
Attributable to:
Owners of the parent		7,764	3,068	(14,367)
Non-controlling interests		1	113	178
Profit/(loss) for the year		£ 7,765	£ 3,181	£ (14,189)
Earnings/(loss) per share
Basic (loss)/earnings (in GBP per share)		£ 3.510	£ 1.367	£ (6.466)
Diluted (loss)/earnings per share (in GBP per share)		£ 3.491	£ 1.360	£ (6.466)

[1]	Revenue is net of duty, excise and other taxes of £32,160 million, £33,818 million and £36,917 million for the years ended 31 December 2025, 2024 and 2023, respectively.